IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 955,058	$ 952,089
Personal [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	648,504	641,667
Non-Personal [Member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 306,554	$ 310,422